Long-Term Debt, Secured Term Loans - Nordea Bank (Details) - Nordea Bank Secured Term Loan [Member] $ in Thousands		6 Months Ended
	Aug. 04, 2023 USD ($)	Jun. 30, 2024	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 31, 2019 USD ($) Subsidiary
Long-Term Debt [Abstract]
Number of vessel-owning subsidiaries entering into loan agreement | Subsidiary					2
Borrowing capacity	$ 20,000		$ 59,000	$ 47,000	$ 33,000
Balance outstanding	17,859
Proceeds from loan agreement	$ 2,141
Term		5 years